Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) - Minimum [Member]	Apr. 30, 2025	Jan. 31, 2025
Lab Equipment [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Lab Equipment [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	10 years	10 years
Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	3 years	3 years
Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	20 years	20 years